Quarterly Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results

As adjusted	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
($ in millions, except per share data)	2018	2017	2018	2017	2018	2017	2018	2017
Revenues	$9,770	$9,644	$10,099	$9,813	$10,465	$9,888	$9,481	$10,062
Net income (loss) applicable to common shareholders	977	785	678	549	942	810	(585)	1,294
Earnings per common share - Basic	2.76	2.15	1.94	1.51	2.72	2.24	(1.71)	3.62
Earnings per common share - Diluted	2.71	2.11	1.91	1.49	2.68	2.21	(1.71)	3.56

Impact of change	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
($ in millions, except per share data)	2018	2017	2018	2017	2018	2017	2018	2017
Revenues	$—	$—	$—	$—	$—	$—	$—	$—
Net income (loss) applicable to common shareholders	31	119	41	(1)	109	173	(273)	74
Earnings per common share - Basic	0.09	0.33	0.12	—	0.31	0.48	(0.80)	0.21
Earnings per common share - Diluted	0.08	0.32	0.11	—	0.31	0.47	(0.80)	0.21